Notes Related to the Consolidated Statement of Income (Loss) - Summary of Operating Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating expenses [line items]
Consumables	€ 1,822	€ 2,539	€ 2,136
Rental and maintenance	2,389	1,531	1,156
Services, subcontracting and fees	25,041	17,042	14,203
Personnel expenses	16,838	11,604	7,995
Other	1,189	1,008	613
Depreciation and amortization	789	530	425
Total	48,068	34,254	26,528
Research and development expenses [member]
Disclosure of operating expenses [line items]
Consumables	1,789	2,391	2,071
Rental and maintenance	805	636	645
Services, subcontracting and fees	19,632	14,175	11,409
Personnel expenses	10,914	7,916	5,282
Other	67	81	35
Depreciation and amortization	260	263	277
Total	33,468	25,463	19,720
Research and development expenses [member] | Other research and development expenses [member]
Disclosure of operating expenses [line items]
Consumables	1,061	1,859	917
Rental and maintenance	279	140	161
Services, subcontracting and fees	5,043	1,768	3,000
Personnel expenses	3,013	2,089	1,212
Other	38	37	8
Depreciation and amortization	68	94	25
Total	9,502	5,987	5,323
Research and development expenses [member] | Clinical studies [member]
Disclosure of operating expenses [line items]
Consumables	728	532	1,153
Rental and maintenance	526	496	484
Services, subcontracting and fees	14,589	12,407	8,410
Personnel expenses	7,901	5,828	4,070
Other	30	44	27
Depreciation and amortization	192	169	252
Total	23,965	19,476	14,397
General and administrative expense [member]
Disclosure of operating expenses [line items]
Consumables	33	148	66
Rental and maintenance	1,584	894	511
Services, subcontracting and fees	5,409	2,867	2,793
Personnel expenses	5,925	3,688	2,713
Other	1,122	927	577
Depreciation and amortization	529	266	148
Total	€ 14,600	€ 8,791	€ 6,808